Summary of Significant Accounting Policies (Policies)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
The consolidated financial statements of the Company include its wholly owned subsidiaries in connection with the planned merger. All inter-company accounts and transactions are eliminated in consolidation.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The warrants issued in connection with the Initial Public Offering (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period until exercised. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation
model.

Subsequent to the separate listing and trading of the Public Warrants the fair value of the Public Warrants has been measured based on the observable listed prices for such warrants and the fair value of the Private Warrants are measured using a Black-Scholes Option Pricing Model. Derivative warrant liabilities are classified as non-current
as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021, and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Income (Loss) Per Ordinary Share
Net Income (Loss) Per Ordinary Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per ordinary share is calculated by dividing the net income (loss) by the weighted average ordinary shares outstanding for the respective period.
The calculation of diluted net income (loss) does not consider the effect of the warrants underlying the Units sold in the Initial Public Offering and the private placement warrants to purchase an aggregate of 13,075,000 shares of Class A ordinary shares in the calculation of diluted income (loss) per share, because their inclusion would be anti-dilutive under the treasury stock method. The number of weighted average Class B ordinary shares for calculating basic net income (loss) per ordinary share was reduced for the effect of an aggregate of 1,125,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or part by the underwriters (see Note 5). Since the contingency was satisfied as of December 31, 2021, the Company included these shares in the weighted average number as of the beginning of the period to determine the dilutive impact of these shares. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For the Year Ended December 31, 2021		For the Period from December 22, 2020 (inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss - basic and diluted	$(17,899,119)	$(5,270,981)	$—	$(14,691)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	28,639,726	8,433,904	—	7,500,000
Diluted weighted average ordinary shares outstanding	28,639,726	8,625,000	—	7,500,000

Basic and diluted net loss per ordinary share	$(0.62)	$(0.62)	$—	$(0.00)

Diluted net loss per ordinary share	$(0.62)	$(0.62)	$—	$(0.00)

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000, and investments held in Trust Account. As of December 31, 2021, and December 31, 2020, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2021 and December 31, 2020.

Investments Held in the Trust Account
Investments Held in the Trust Account
The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the consolidated balance sheets.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Offering Costs Associated with the Initial Public Offering
Offering Costs Associated with the Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities are expensed as incurred, presented as non-operating
expenses in the consolidated statements of operations. Offering costs associated with the Class A ordinary shares issued were charged to the carrying value of the Class A ordinary shares subject to possible redemption upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2021, the Company had 34,500,000 Class A ordinary shares subject to possible redemption, presented as temporary equity outside of the shareholders’ equity section of the Company’s consolidated balance sheets. There were no Class A ordinary shares issued or outstanding as of December 31, 2020.
Under ASC
480-10-S99,
the Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of the reporting period. This method would view the end of the reporting period as if it were also the redemption date of the security. Effective with the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value, which resulted in charges against additional paid-in
capital (to the extent available) and accumulated deficit.

Share-based Compensation
Share-based Compensation
The transfer of the Founder Shares is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of February 23, 2022, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon completion of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the
Founders Shares.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
No. 2020-06,
Debt-Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU
2020-06
on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the accompanying consolidated financial statements.

Rigetti Computing, Inc
Basis of Presentation	Basis of Presentation —The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US “GAAP”).
Emerging Growth Company
Emerging Growth Company
—Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to
non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Use of Estimates
Use of Estimates
—The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Such management estimates include, but are not limited to, the fair value of share-based awards, fair value of convertible notes, fair value of the convertible preferred stock warrants, fair value of derivative warrant liabilities and forward warrant agreement , goodwill and intangible assets, accrued liabilities and contingencies, depreciation and amortization periods, and accounting for income taxes. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could materially differ from those estimates.

Principals of Consolidation
Principals of Consolidation
—The consolidated financial statements include the accounts of Rigetti and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications	Reclassifications —Certain amounts reported previously have been reclassified to conform to the current year presentation, with no effect on stockholders’ equity or net loss as previously presented.
Deferred Offering Costs
Deferred Offering Costs

—The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process
probable equity financings as other assets until such financings are consummated. After consummation of an in-process
probable equity financing, these costs are recorded in stockholders’ equity as a reduction of additional paid-in
capital generated as a result of the offering. As of December 31, 2021, the Company recorded deferred financing costs of $3,448,470 in the accompanying balance sheet in contemplation of a probable equity financing. Should the equity financing no longer be considered probable of being consummated, the deferred financing costs would be expensed immediately as a charge to operating expenses in the statement of operations.

Deferred Financing Costs
Deferred Financing Costs
—The incremental cost, including the fair value of warrants, directly associated with obtaining debt financing is capitalized as deferred financing costs upon the issuance of the debt and amortized over the term of the related debt agreement using the effective-interest method with such amortized amounts included as a component of interest expense in the consolidated statement of operations. Unamortized deferred financing costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the related debt obligation.

Segments
Segments
—
 Operating segments are defined as components of an entity for which discrete financial information is available and that information is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer is its CODM, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.

Foreign Currency— The Company’s reporting currency is the US dollar. The functional currencies of the Company’s foreign subsidiaries are the local currencies (UK pounds sterling and Australian dollars), as it is the monetary unit of account of the principal economic environment in which the Company’s foreign subsidiaries operate. All assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into US dollars is reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive gain (loss). Foreign currency transaction gains and losses resulting from or expected to result from transactions denominated in a currency other than the functional currency are recognized in other income (expense), net in the consolidated statements of operations.

Comprehensive Loss
Comprehensive Loss
— Comprehensive loss consists of net loss and changes in equity during a period from transactions and other equity and circumstances generated from non-owner
sources. Comprehensive loss consists of two components including, net loss and other comprehensive loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from consolidation of its foreign entities.

Cash and Restricted Cash
Cash and Restricted Cash
—The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash. As of December 31, 2021 and January 31, 2021, cash consists primarily of checking and savings deposits. The Company’s restricted cash balance classifies all cash whose use is limited by contractual provisions. As of December 31, 2021 and January 31, 2021, restricted cash consists of cash secured as collateral for letters of credit in favor of the Company’s landlord and its corporate credit card program. The Company may not access these funds until it vacates this office space (leases expire in 2026).
The following table provides a reconciliation of cash and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	December 31,	January 31,
	2021	2021
Cash	11,728,516	22,202,388
Restricted cash	317,134	317,134

Total cash and restricted cash	$12,045,650	$22,519,522

Prepaid expenses and other current assets
Prepaid expenses and other current assets
—Prepaid expenses and other current assets include prepaid software, prepaid insurance, other prepaid expenses, all of which are expected to be recognized or realized within the next 12 months.

Accounts Receivable
Accounts Receivable
— Accounts receivable are recorded at invoice value, net of allowance for doubtful accounts. Unbilled receivables are included in accounts receivable and include amounts that were invoiced subsequent to year-end
for which revenue was recognized in advance of the right to invoice. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. As of December 31, 2021 and January 31, 2021, the Company does not have any allowances for doubtful accounts.

Property and Equipment, Net
Property and Equipment, Net
—Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. The Company uses an estimated useful life of three years for furniture and other assets and information technology hardware (“IT hardware”), seven years for process equipment, and three to ten years for quantum computing fridges. Leasehold improvements are amortized over the shorter of the lease-term or the estimated useful life of the related asset. Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in other income (loss) in the consolidated statements of operations.

Goodwill
Goodwill
— Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed in a business combination. Goodwill is not amortized, but is reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying value may not be recoverable. Judgments regarding indicators of potential impairment are based on market conditions and operational performance of the business. The Company has one reporting unit. Annually, on November 1, management performs an analysis of the carrying value of goodwill of its reporting unit for potential impairment. In accordance with US GAAP, the Company may assess its goodwill for impairment initially using a qualitative approach to determine whether conditions exist to indicate that it is more likely than not that the fair value of its reporting unit is less than its carrying value. If management concludes, based on its assessment of relevant events, facts and circumstances, that it is more likely than not that its reporting unit’s carrying value is greater than its fair value, then a quantitative analysis will be performed to determine whether there is any impairment. The Company may also elect to initially perform a quantitative analysis instead of starting with a qualitative analysis. The quantitative analysis for goodwill requires comparing the carrying value of a reporting unit, including goodwill, to its fair value. The Company determines the fair value of its reporting unit using the income approach. The income approach uses a discounted cash flow model, which involves significant estimates and assumptions, including preparation of revenues and profitability growth forecasts, selection of a discount rate, and selection of a terminal year multiple, to estimate fair value. Management’s assessment of facts and circumstances at each analysis date could cause these assumptions to change. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and no further testing is required. If the carrying amount of the reporting unit exceeds its fair value, an impairment charge is recorded to write down goodwill to its fair value and is recorded in the Company’s consolidated statements of operations. The Company performed a qualitative analysis of goodwill for the 11 months ended December 31, 2021 and year ended January 31, 2021 and determined that it was more likely than not that the fair value of the Company’s reporting unit was greater than its carrying value, and thus concluded that the carrying value of goodwill was not impaired. Accordingly, no further analysis was required or performed.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
—The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 815, “Derivatives and Hedging” (“ASC 815”) at the initial recognition.
Certain of the warrants issued and outstanding are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period until exercised. The fair value of the warrant liabilities issued were initially measured using the Black-Scholes model and will be subsequently remeasured at each reporting period with changes recorded as a component of other income in the
Company’s consolidated statement of operations. Derivative warrant liabilities are classified as non-current
as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Revenue Recognition
Revenue Recognition
—The Company recognizes revenue in accordance with Accounting Standards Update
No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
and accounts for certain contract costs in accordance with FASB’s Accounting Standards Codification (“ASC”)
340-40,
Other Assets and Deferred Costs—Contracts with Customers.
The Company recognizes revenue from contracts with customers by applying the following five-step model:

•	Identify the contract with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when (or as) performance obligations are satisfied
The Company generates revenue through its Quantum Cloud Services (QCaaS) and development contracts and other services. Access to Rigetti quantum computing systems can be purchased as a quantum computing subscription, or on a usage basis for a specified quantity of hours. Revenue related to subscription-based access to Rigetti quantum computing systems (QCaaS) is recognized over time as access to the systems is provided on a ratable basis over the subscription term, which can range from six months to two years. This time-based input measure of progress provides a faithful depiction of the transfer of the services because the customer obtains generally equal benefit from its access to the systems throughout the subscription term. Revenue related to usage-based access to Rigetti quantum computing systems is recognized over time as the systems are accessed using an output method based on compute credit hours expended. This output method provides a faithful depiction of the transfer of the services because the customer has purchased a specified quantity of hours of usage that diminishes each time an hour is expended and therefore each hour of access to the systems is considered a discrete delivery of underlying services in these arrangements.
Development contracts are generally multi-year,
non-recurring
arrangements in which the Company provides professional services regarding practical applications of quantum computing to technology and business problems within the customer’s industry or organization and assists the customer in developing quantum algorithms and applications that will provide commercial value to the customer in areas of business interest. Development contracts are typically fixed fee arrangements invoiced on a milestone basis, but may also be invoiced on a time and materials or cost reimbursement basis in certain cases. Revenue related to development contracts and other services is recognized over time as the services are provided using an input measure based on actual labor hours incurred to date relative to total estimated labor hours needed to complete the program or total contracted hours over the program period. This input measure of progress provides a faithful depiction of the transfer of the services because it closely depicts the Company’s efforts or inputs to the satisfaction of the performance obligation. Revenue related to the sale of custom quantum computing components is recognized at a point in time upon acceptance by the customer. The Company has elected to treat shipping and handling activities related to contracts with customers as fulfillment costs, and not as separate performance obligations, and accrues the related costs when the related revenue is recognized.
When the Company’s contracts with customers contain multiple performance obligations, the transaction price is allocated on a relative standalone selling price basis to each performance obligation. The Company typically determines standalone selling price based on observable selling prices of its products and services. In instances where standalone selling price is not directly observable, standalone selling price is determined using information that may include market conditions and other observable inputs. Standalone selling price is typically established as a range. In situations in which the stated contract price for a performance obligation is outside of the applicable standalone selling price range and has a different pattern of transfer to the customer than the other performance obligations in the contract, the Company will reallocate the total transaction price to each performance obligation based on the relative standalone selling price of each.
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price, which includes fixed consideration and estimates of variable consideration. The amount of variable consideration included in the transaction price is constrained and is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The Company’s contracts with customers may include renewal or other options at fixed prices. Determining whether such options are considered distinct performance obligations that provide the customer with a material right and therefore should be accounted for separately requires significant judgment. Judgment is required to determine the standalone selling price for each renewal option to determine whether the renewal pricing is reflective of standalone selling price or is reflective of a discount that would provide the customer with a material right. Based on the Company’s assessment of standalone selling prices, the Company determined that there were no significant material rights provided to its customers requiring separate recognition.
The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. If revenue has not yet been recognized, a contract liability (deferred revenue) is also recorded. If revenue is recognized in advance of the right to invoice, a contract asset or unbilled receivable is recorded, depending on whether the Company’s right to consideration is considered conditional or unconditional. Unbilled receivables are included within accounts receivable in the consolidated balance sheets.
In instances where the timing of revenue recognition differs from the timing of the right to invoice, the Company has determined that a significant financing component generally does not exist. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing the products and services and not to receive financing from or provide financing to the customer. Additionally, the Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less.
Payment terms on invoiced amounts are typically net 30 days. The Company does not offer rights of return for its products and services in the normal course of business, and contracts generally do not include service-type warranties that provide any incremental service to the customer beyond providing assurance that the goods and services conform to applicable specifications or customer-specific or subjective acceptance provisions. The Company also excludes from revenue government-assessed and imposed taxes on revenue-generating activities that are invoiced to customers.

Costs of Obtaining and Fulfilling Contracts
Costs of Obtaining and Fulfilling Contracts
—The Company has elected to apply the practical expedient to expense contract acquisition costs as incurred when the expected amortization period is one year or less. The Company capitalizes incremental costs incurred to fulfill its contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the Company’s performance obligation(s) under the contract, and (iii) are expected to be recovered through revenue generated under the contract.

Cost of Revenue
Cost of Revenue
— Cost of revenue consists primarily of all direct and indirect cost associated with providing QCaaS offerings and development contracts and other services, including employee salaries and employee related costs, including compensation, bonuses, employee taxes and benefit costs of program management and personnel associated with the delivery of goods and services to customers. Cost of revenue also includes an allocation of facility costs, depreciation and amortization directly related to providing the QCaaS offerings and development contracts and other services.

Research and Development
Research and Development
—Research and development costs are expensed as incurred. Research and development expenses include compensation, employee benefits, stock-based compensation, outside consultant fees, allocation of facility costs, depreciation and amortization, materials and components purchased for research and development.

General and Administrative
General and Administrative
—General and administrative expenses include compensation, employee benefits, stock-based compensation, legal, insurance, finance administration and human resources, an allocation of facility costs (including leases), bad debt costs, professional service fees, and an allocation of other general overhead costs including depreciation and amortization to support Rigetti’s operations, which consists of operations other than associated with providing QCaaS offerings and development contracts and other services.

Sales and Marketing
Sales and Marketing—
Sales and marketing expenses consist primarily of compensation including stock-based compensation, employee benefits of sales and marketing employees, outside consultants fees, travel and marketing and promotion costs.

Capitalized Software
Capitalized Software
—
The Company capitalizes the costs to develop its
internal-use
software when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Such costs are included in property and equipment in the consolidated balance sheets and are amortized on a straight-line basis over the estimated useful life of the related asset. These capitalized costs are primarily related to the software infrastructure supporting the quantum computing services purchased by customers. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. During the 11 months ended December 31, 2021 and year ended January 31, 2021, no capitalized software has been recorded.

Impairment of Long-Lived Assets
Impairment
of Long-Lived Assets—
Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset (asset group) may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of the long-lived asset (asset group) by determining whether the carrying value of such asset (asset group) will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amounts of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the asset (asset group). During the 11 months ended December 31, 2021 and year ended January 31, 2021, no impairment charge has been recorded.

Income Taxes
Income Taxes
—Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2021 and January 31, 2021, the Company has recorded a full valuation allowance against its deferred tax assets.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
The Company records interest related to unrecognized tax benefits in interest expense and penalties in income tax expense.

Net Income (Loss) Per Ordinary Share
Net income (loss) per share:
The Company has Class A Common Stock outstanding and no shares of Class B Common Stock outstanding. However, the Company’s Convertible Series
C-1
Preferred Stock are convertible into Class B Common Stock. Basic net income (loss) per share of common shareholders is calculated by dividing net income (loss) attributable to the common shareholders (the numerator) by the weighted average number of common shares outstanding for the period (the denominator).
The Company uses the
two-class
method to calculate the diluted net income (loss) per share for each class of Common Stock. The two-class
method determines net income (loss) per share for each class of Common Stock according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires all undistributed earnings for the period to be allocated among multiple classes of potential Common Stock as if all earnings for the period were distributed. Diluted net income (loss) is computed separately for each class of the potential Common Stock. Potential dilutive shares for Class A Common Stock include shares of convertible Series C Preferred Stock, common stock warrants, restricted stock units, and stock options. Potential dilutive shares for Class B Common Stock include shares of convertible Series
C-1
Preferred Stock. Potential dilutive common shares are excluded from the computation of diluted net income (loss) per share, if the effect of including such potential dilutive shares would be anti-dilutive.

Stock-Based Compensation
Stock-Based Compensation
— The Company’s stock-based compensation program grants awards that may include stock options, restricted and unrestricted stock awards and restricted stock units. For equity-classified stock option grants, the fair value of the option grants are estimated as of the date of grant using a Black-Scholes option valuation model, which requires extensive use of accounting judgment and financial estimates, including estimates of the expected term participants will retain their vested stock options before exercising them, the estimated volatility of its common stock price over the expected term, the risk-free rate, and expected dividend yield. For equity-classified restricted stock awards, the fair value of the restricted stock awards are based on the fair value of the Company’s common stock on the date of grant. The estimated fair values of the employee stock awards are then expensed over the requisite service period, which is generally the awards’ vesting period, and recognized using the straight-line method to recognize stock-based compensation for service-based awards.

The accounting for equity-classified awards granted to consultants and nonemployees is largely consistent with the accounting for such awards granted to employees, with the exception that the fair value of the awards may be measured based on the expected term or the contractual term of the award and the fair value is recognized in the same period and in the same manner the Company would if it had paid cash for the related services.
The Company has elected to account for forfeitures of employee stock awards as they occur. Upon any exercise of stock option awards, the Company issues new shares of common stock, unless there are treasury shares available for reissuance at that time.

Concentration of Credit Risk
Concentrations of Credit Risk
— Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and trade accounts receivable. The Company’s cash is placed with high-credit-quality financial institutions, and at times exceeds federally insured limits. To date, the Company has not experienced any credit loss relating to its cash.
Significant customers are those which represent 10% or more of the Company’s revenue or accounts receivable balance at each balance sheet date. During the 11 months ended December 31, 2021, five customers accounted for approximately 97% of the Company’s revenue and three customers accounted for approximately 99% of the Company’s accounts receivable. During the year ended January 31, 2021, three customers accounted for approximately 78% of the Company’s revenue and one customer accounted for approximately 87% of the Company’s accounts receivable, respectively.
Customers accounting for 10% or more of the Company’s revenue during the 11 months ended December 31, 2021 and year ended January 31, 2021 were:

	December 31,	January 31,
Customer	2021	2021
Customer A	29%	*
Customer B	20%	32%
Customer C	17%	15%
Customer D	16%	*
Customer E	15%	31%

*	Customer accounted for less than 10% of revenue in the respective year
All revenues derived from major customers noted above are included in the United States region in Note 15.

Employee Benefit Plan
Employee Benefit Plan
—The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by Internal Revenue Service. There were no employer contributions under this plan during the 11 months ended December 31, 2021 and year ended January 31, 2021.

Fair Value Measurements
Fair Value Measurements—
Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value and expanded disclosure requirements about fair value measurements. The carrying amounts reported in the consolidated financial statements approximate the fair value for cash, accounts receivable, accounts payable, and accrued liabilities, due to their short-term nature. The carrying amount of the Company’s long-term debt approximates fair value as the stated interest rate approximates the market rate currently available to the Company (and which is considered a Level II measurement).

2021 Transition Period Comparative Data
2021 Transition Period Comparative Data
The following table presents certain financial information for the 11 months ended December 31, 2021 and 2020, for comparability purposes.

	11 Months Ended December 31,
	2021	2020
		(Unaudited)
Revenue	$8,196,306	$5,105,824
Cost of revenue	1,623,336	1,344,916

Total gross profit	6,572,970	3,760,908
Operating expenses:
Research and development	26,927,599	22,843,637
General and administrative	11,299,068	10,613,190
Sales and marketing	2,474,968	1,947,447

Total operating expenses	40,701,635	35,404,274

Loss from operations	(34,128,665)	(31,643,366)

Other income (expense), net:
Gain on extinguishment of debt	—	8,913,532
Change in fair value of warrant liability	(1,664,133)	—
Interest expense	(2,465,135)	(51,666)
Interest Income	9,852	58,644
Other income	6,582	71,737

Total other income (expense), net	(4,112,834)	8,992,247
Net loss before provision for income taxes
Provision for income taxes

Net loss	$(38,241,499)	$(22,651,119)

Net loss per share attribute to common stockholders—basic and diluted	$(1.74)	$(1.09)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	21,941,997	20,687,611

Recent Accounting Pronouncements
Recently Issued Accounting Pronouncements
— In April 2019, the FASB issued ASU
2019-04, Codification
Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. ASU
No. 2019-04
was issued as part of the FASB’s ongoing project to improve upon its Accounting Standards Codification (ASC), and to clarify and improve areas of guidance related to recently issued standards on credit losses, hedging, and recognition and measurement. For entities that have not yet adopted the guidance in Update
2016-13,
the effective dates and the transition requirements for these amendments are the same as the effective date and transition requirements in Update
2016-13.
The amendments related to ASC 326 are effective for the Company as of February 1, 2023. The adoption of the ASU is not expected to have a material impact on its consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
. This ASU requires recognition of a lease asset and lease liability for all leases with a term of greater than 12 months regardless of their classification. In May 2020, the FASB issued ASU
2020-05
which defers the effective date of ASU
2016-02
one year making it effective for annual reporting periods beginning after December 15, 2021. The ASU is effective for the Company beginning on January 1, 2022. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.
In June 2016, the FASB issued ASU No.
2016-13,
 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
. The FASB subsequently issued amendments to ASU
2016-13,
which have the same effective date and transition date of January 1, 2023. These standards require that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and establishes additional disclosures related to credit risks. For available-for-sale
debt securities with unrealized losses, these standards now require allowances to be recorded instead of reducing the amortized cost of the investment. These standards limit the amount of credit losses to be recognized for available-for-sale
debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases.
In December 2019, the FASB issued ASU
2019-12, Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This ASU is effective for the Company beginning on January 1, 2022. The adoption of ASU
2019-12
is not expected to have a significant impact on the Entity’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06, Debt—Debt
with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which addresses the complexity of its guidance for certain financial instruments with characteristics of liabilities and equity. ASU
2020-06
removes the accounting models that require beneficial conversion features or cash conversion features associated with convertible instruments to be recognized as a separate component of equity, adds certain disclosure requirements for convertible instruments, amends the guidance for the derivatives scope exception for contracts in an entity’s own equity and simplifies the diluted earnings per share calculation for certain situations. This guidance is effective for SEC filers, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, and for interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.
In May 2021, the FASB issued
ASU
2021-04,
‘Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—
Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.
This ASU provides guidance for a modification or an exchange of a freestanding equity-classified written call option that is not within the scope of another Topic. It specifically addresses: (1) How an entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; (2) How an entity should measure the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange; and (3) How an entity should recognize the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU
2021-04
is effective for annual reporting periods beginning after December 15, 2021, with early adoption permitted. This ASU is effective for the Company beginning on January 1, 2022. The Company is currently evaluating the impact the adoption of this guidance will have on its consolidated financial statements.